FEDERATED AMERICAN LEADERS FUND, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 1, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED AMERICAN LEADERS FUND, INC. (the “Registrant”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares
1933 Act File No. 2-29786
1940 Act File No. 811-1704

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 78 on May 28, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary